Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of balances with related parties
	December 31, 2023
	Other receivables (i)	Trade receivables (note 10 and 21c)	Indemnification asset (note 21b)	Other liabilities (ii)	Suppliers (note 16)	Bonds (note 15)
Cogna Educação S.A.	-	-	203,942	2,696	-	263,904
Editora Ática S.A.	4,424	6,536	-	12,334	6,286	-
Editora E Distribuidora Educacional S.A.	1,256	477	-	-	-	-
Editora Scipione S.A.	87	2,112	-	-	40	-
Maxiprint Editora Ltda.	1	4,659	-	-	-	-
Saraiva Educação S.A.	1,099	3,495	-	19	4,262	-
Somos Idiomas S.A.	146	2	-	-	-	-
Others	144	856	-	11	659	-
	7,157	18,137	203,942	15,060	11,247	263,904

(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group.
(ii)	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group

	December 31, 2022
	Other receivables	Trade receivables (note 10 and 21c)	Indemnification asset (note 21b)	Other liabilities	Suppliers (note 16)	Bonds (note 15)
Cogna Educação S.A.	-	-	180,417	-	3,828	313,531
Editora Atica S.A.	-	5,754	-	-	9,778	-
Editora E Distribuidora Educacional S.A.	1,722	19	-	-	-	-
Educação Inovação e Tecnologia S.A.	-	389	-	-	175	-
Nice Participações Ltda	-	37	-	-	-	-
Saraiva Educação S.A.	-	749	-	-	-	-
Somos Idiomas S.A.	-	229	-	-	-	-
Others	37	-	-	54	-	-
	1,759	7,177	180,417	54	13,781	313,531

Schedule of transactions with related parties
	Year ended December 31, 2023				Year ended December 31, 2022				Year ended December 31, 2021
Transactions held:	Revenues	Finance costs (i) note 15	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)	Revenues	Finance costs	Cost Sharing (note 21d)	Sublease (note 21f)
Acel Administracao De Cursos Educacionais Ltda.	-	-	-	-	-	-	-	-	2,790	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	-	-	-	-	41	-	-	-
Cogna Educação S.A.	-	42,242	-	-	-	36,573	-	-	-	25,859	-	-
Colégio Ambiental Ltda	-	-	-	-	-	-	-	-	496	-	-	-
Colégio Cidade Ltda	-	-	-	-	-	-	-	-	146	-	-	-
Colegio JAO Ltda.	-	-	-	-	-	-	-	-	1,582	-	-	-
Colégio Manauara Lato Sensu Ltda.	-	-	-	-	-	-	-	-	1,903	-	-	-
Colégio Manauara Cidade Nova Ltda	-	-	-	-	-	-	-	-	275	-
Colégio Motivo Ltda.	-	-	-	-	-	-	-	-	35	-	-	-
Colégio Visão Ltda	-	-	-	-	-	-	-	-	287	-	-	-
Cursos e Colégio Coqueiros Ltda	-	-	-	-	-	-	-	-	268	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	-	-	-	-	-	-	-	-	593	-	-	-
Editora Atica S.A.	12,833	-	43,452	9,700	16,286	-	5,757	8,551	5,374	-	6,130	13,153
Editora E Distribuidora Educacional SA.	622	-	-	-	-	-	29,475	-	-	-	31,384	-
Editora Scipione SA.	3,781	-	-	-	3,096	-	-	-	1,341	-	-	-
Escola Mater Christi	-	-	-	-	-	-	-	-	311	-	-	-
Escola Riacho Doce Ltda	-	-	-	-	-	-	-	-	77	-	-	-
Maxiprint Editora Ltda.	9,884	-	-	-	6,665	-	-	-	1,107	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	-	-	-	-	-	-	-	-	276	-	-	-
Papelaria Brasiliana Ltda	-	-	-	-	-	-	-	-	249	-	-	-
Saber Serviços Educacionais S.A.	-	-	-	-	41	-	-	-	900	-	-	-
Saraiva Educacao SA.	5,613	-	-	2,775	4,090	-	-	1,905	2,405	-	-	2,528
Sistema P H De Ensino Ltda.	-	-	-	-	-	-	-	-	4,417	-	-	-
Sociedade Educacional Alphaville SA	-	-	-	-	-	-	-	-	414	-	-	-
Sociedade Educacional Doze De Outubro Ltda	-	-	-	-	-	-	-	-	360	-	-	-
Sociedade Educacional Neodna Cuiaba Ltda.	-	-	-	-	-	-	-	-	224	-	-	-
SOE Operações Escolares SA.	-	-	-	-	-	-	-	-	1,086	-	-	-
Somos Idiomas Ltda	-	-	-	596	641	-	-	2,591	-	-	-	258
Somos Operações Escolares SA.	-	-	-	-	-	-	-	-	243	-	-	-
SSE Serviços Educacionais Ltda.	1,830	-	-	-	863	-	-	-	1,463	-	-	-
	34,563	42,242	43,452	13,071	31,682	36,573	35,232	13,047	28,663	25,859	37,514	15,939

(i) Refers to debentures interest; see note 15.

Schedule of commercial lease and sublease agreements with related parties
i.     Commercial lease agreement

Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S.A.	Editora Scipione S.A.	R$44	60 months from the agreement date	Inflation index	Pernambuco (Recife)

ii.     Commercial sublease agreement

Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S.A. (“EDE”)	Somos Sistemas de Ensino S.A.	R$ 430	September 30, 2025.	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S.A.	Editora Ática S.A.	R$827	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Somos Idiomas S.A.	R$ 53	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S.A.	Saraiva Educação S.A (“Saraiva”)	R$ 207	September 30, 2025.	Inflation index	São Paulo (São José dos Campos)

Schedule of key management personnel compensation expenses

The Key management personnel compensation expenses comprised the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Short-term employee benefits	10,482	10,786	4,685
Share-based compensation plan	7,532	9,640	8,305
	18,014	20,426	12,990